UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ONE ROCK

FUND

A 'No-Load' Mutual Fund

  TICKER: ONERX

SEMI-ANNUAL REPORT

MAY 31, 2022

(UNAUDITED)

Series Trust

ONE ROCK FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s investments as of May 31, 2022.  Below categories are from Morningstar®.

Basic Materials 2.99%
Communication Services 2.16%
Consumer Cyclical 14.32%
Financial Services 0.98%
Healthcare 1.70%
Industrials 9.03%
Money Market Fund 2.57%
Real Estate 5.09%
Technology 61.16%

 Excludes futures contracts.

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ONE ROCK FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 87.67%

Air Transportation, Scheduled - 2.95%
3,000	Delta Air Lines, Inc. *	$ 125,070
2,800	United Airlines Holdings, Inc. *	133,364
		258,434
Blank Checks - 0.88%
7,500	Gores Guggenheim, Inc. *	77,175

Communications Equipment - 0.69%
700	Lumentum Holdings, Inc. *	60,256

Computer Peripheral - 2.40%
300	Palo Alto Networks, Inc. *	150,834
3,000	Stratasys Ltd. *	59,820
		210,654
Electrical Work - 0.54%
400	Quanta Services, Inc.	47,600

Electromedical & Electrotherapeutic Apparatus - 1.53%
5,000	InMode Ltd. *	134,050

Electronic Computers - 1.54%
2,700	Super Micro Computer, Inc. *	135,162

General Bldg Contractors - Residential Bldgs - 1.01%
1,100	Lennar Corp. Class A	88,275

Metal Mining - 1.26%
4,500	Lithium Americas Corp. (Canada) *	110,385

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.59%
800	Piedmont Lithium, Inc. ADR *	51,808

Motor Vehicles & Passenger Car Bodies - 8.00%
600	Tesla, Inc. *	454,956
10,500	XPeng, Inc. ADR *	246,750
		701,706
Motors & Generators - 2.25%
800	Generac Holdings, Inc. *	197,664

Operative Builders - 0.86%
1,000	Horton D.R., Inc.	75,150

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

Shares		Fair Value

Optical Instruments & Lenses - 4.66%
1,871	II-VI, Inc. *	$ 116,938
800	KLA Corp.	291,880
		408,818
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.84%
1,500	Avient Corp.	73,800

Printed Circuit Boards - 1.45%
20,000	Nano Dimension Ltd. ADR *	59,600
800	Plexus Corp. *	67,840
		127,440
Radio & TV Broadcasting & Communications Equipment - 1.96%
1,200	QUALCOMM, Inc.	171,864

Real Estate Agents & Managers (For Others) - 4.58%
55,500	OpenDoor Technologies, Inc. Class A *	401,265

Retail-Eating Places - 1.20%
75	Chipotle Mexican Grill, Inc. *	105,191

Semiconductors & Related Devices - 13.64%
1,600	Advanced Micro Devices, Inc. *	162,976
1,100	Enphase Energy, Inc. *	204,809
700	IPG Photonics Corp. *	73,843
4,000	Marvell Technology Group Ltd.	236,600
300	NXP Semiconductors N.V. (Netherlands)	56,928
600	SiTime Corp. *	127,800
300	SolarEdge Technologies, Inc. (Israel) *	81,837
3,000	Ultra Clean Holdings, Inc. *	100,680
2,000	Wolfspeed, Inc. *	150,460
		1,195,933

Services-Computer Programming, Data Processing, Etc. - 9.87%
75	Alphabet, Inc. *	170,643
1,800	Five9, Inc. *	174,078
10,000	Trade Desk, Inc. Class A *	520,500
		865,221
Services-Computer Programming Services - 3.84%
2,200	Zscaler, Inc. *	336,798

Services-Equipment Rental & Leasing - 2.38%
700	United Rentals, Inc. *	208,726

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

Shares		Fair Value

Services-Prepackaged Software - 13.18%
1,800	Cloudflare, Inc. Class A *	$ 100,800
1,500	CrowdStrike Holdings, Inc. Class A *	239,985
1,200	CyberArk Software Ltd. (Israel) *	166,680
1,900	Datadog, Inc. Class A *	181,241
800	MicroStrategy, Inc. Class A *	211,752
700	MongoDB, Inc. Class A *	166,005
700	Snowflake, Inc. Class A *	89,355
		1,155,818
Special Industry Machinery - 2.30%
350	ASML Holding N.V. (Netherlands)	201,702

Telephone & Telegraph Apparatus - 1.45%
2,500	Ciena Corp. *	127,050

Water Transportation - 1.82%
11,500	Carnival Corp. *	159,620

TOTAL COMMON STOCKS (Cost - $7,984,093) - 87.67%		7,687,565

MONEY MARKET FUND - 2.31%
202,723	Federated Government Obligations Fund Institutional Class 0.65% **	202,723
TOTAL MONEY MARKET FUND (Cost - $202,723) - 2.31%		202,723

TOTAL INVESTMENTS (Cost - $8,186,816) - 89.98%		7,890,288

	Other Assets Less Liabilities - 10.02%	878,793

	Net Assets - 100.00%	$8,769,081

SHORT FUTURES CONTRACTS
Notional Unrealized Description Contracts Expiration Amount Depreciation
E-Mini Russell 2000 Index 1 June 2022 $95,927 $(2,832)

* Non-Income Producing Security.

** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2022.

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2022 (UNAUDITED)

Assets:
Investments in Securities at Value (Cost $8,186,816)	$ 7,890,288
Deposit with Broker for Futures Contracts	220,669
Deposit with Broker for Written Options	179,057
Cash	84,565
Receivables:
Dividends and Interest	1,293
Variation Margin	10,710
Investments Sold	454,920
Prepaid Expenses	7,129
Total Assets	8,848,631
Liabilities:
Payables:
Due to Advisor	3,867
Due to Administrator and Compliance Officer	1,525
Due to Transfer Agent and Fund Accountant	2,925
Trustee Fees	415
Investments Purchased	64,011
Other Accrued Expenses	6,807
Total Liabilities	79,550
Net Assets	$ 8,769,081

Net Assets Consist of:
Paid In Capital	$ 10,126,549
Distributable Deficit	(1,357,468)
Net Assets	$ 8,769,081

Net Asset Value Per Share

Institutional Class
Net Assets	$ 8,769,081
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	342,857
Net asset value and offering price per share	$ 25.58

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

STATEMENT OF OPERATIONS

For the six months ended MAY 31, 2022 (UNAUDITED)

Investment Income:
Dividends (a)	$ 14,266
Interest	143
Total Investment Income	14,409

Expenses:
Advisory Fees	44,423
Administrative Fees	1,476
Transfer Agent & Fund Accounting Fees	14,734
Audit Fees	9,227
Interest Expense	10
Legal Fees	9,095
Custody Fees	3,289
Printing & Mailing Fees	1,024
Compliance Officer Fees	2,949
Registration Fees	5,134
Trustee Fees	1,214
Insurance Fees	659
Other Fees	581
Total Expenses	93,815
Fees Waived and/or Expenses Reimbursed by the Adviser	(16,064)
Net Expenses	77,751

Net Investment Loss	(63,342)

Realized Gain (Loss) on Investments:
Net Realized Loss on Investments	(1,837,499)
Net Realized Gain on Investments Sold Short	19,492
Net Realized Gain on Written Options	134,880
Net Realized Gain on Long Futures Contracts	25,507
Net Realized Gain on Short Futures Contracts	61,443
Total Realized Loss on Investments	(1,596,177)

Unrealized Gain (Loss) on Investments:
Net Change in Unrealized Depreciation on Investments	(2,306,786)
Net Change in Unrealized Depreciation on Short Futures Contracts	(2,832)
Total Unrealized Loss on Investments	(2,309,618)

Net Realized and Unrealized Loss on Investments	(3,905,795)

Net Decrease in Net Assets Resulting from Operations	$(3,969,137)

(a) Net of foreign withholding taxes of $160.

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2022	11/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (63,342)	$(112,781)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Written Options, Long and Short Futures Contracts	(1,596,177)	2,365,133
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options, Long and Short Futures Contracts	(2,309,618)	754,644
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,969,137)	3,006,996

Distributions to Shareholders:
Distributions:	(1,609,693)	(934,578)
Total Distributions Paid to Shareholders	(1,609,693)	(934,578)

Capital Share Transactions:
Proceeds from Sale of Shares	2,988,413	2,297,899
Proceeds from Reinvestment of Distributions	1,609,061	934,028
Cost of Shares Redeemed	(524,962)	(568,946)
Net Increase in Net Assets from Capital Share Transactions	4,072,512	2,662,981

Net Increase (Decrease) in Net Assets	(1,506,318)	4,735,399

Net Assets:
Beginning of Period/Year	10,275,399	5,540,000

End of Period/Year	$ 8,769,081	$10,275,399

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period/year.

(a) Does not include expenses of underlying investment companies in which the Fund invests.

(b) Not annualized.

(c) Annualized.

(d) Includes less than 0.005% of interest expenses.

* For the period March 6, 2020 (commencement of investment operations) through November 30, 2020.

** Per share net investment loss has been determined on the basis of average shares outstanding during the period.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the advisor not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2022 (UNAUDITED)

NOTE 1.  ORGANIZATION

The One Rock Fund (the "Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on March 6, 2020.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently six separate series offered by the Trust. The investment adviser to the Fund is Wrona Investment Management, LLC (the "Adviser").

The Fund’s investment objective is to seek capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, the Fund follows the investment company accounting and reporting requirements of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the return filed for the open tax year (2020) or expected to be taken in the Fund’s 2021 tax return. The Fund identifies its major tax jurisdiction as U.S. federal, and the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended May 31, 2022, the Fund did not incur any interest or penalties.

SHARE VALUATION: The Fund’s Net Asset Value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding for the Fund to determine the NAV.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NON-DIVERSIFICATION RISK: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The Fund's performance may be affected disproportionately by the performance of relatively few stocks. In addition, the volatility of the Fund may be greater than the overall volatility of the market.

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to oversight of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

Financial Futures Contracts – The Fund may invest in financial and stock futures contracts. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2022.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure.  The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

The Fund also invests in short-term opportunities through the trading of common stocks and/or stock index futures in situations that the Adviser believes to be a market overreaction to recently disclosed public news.  Such situations can be caused for many reasons including earnings reports, analyst rating changes, competitor changes in business outlook, secondary stock offerings, industry headline news, extraordinary events, economic reports or monetary actions. In these circumstances, business momentum may not be a factor and the expectation is for a short-term trade.

Options – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional disclosure on the Fund’s options transactions during the period.

Short Sales of Investments – The Fund may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Short sales and written options are collateralized by pledged securities held at Interactive Brokers, LLC. The collateral required is determined daily by reference to the market value of the short and written positions. The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (future contracts and options). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities and other financial instruments measured at fair value on a recurring basis follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

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ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

The following table presents information about the Fund’s investments measured at fair value as of May 31, 2022, by major security type:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 7,687,565	$ -	$ -	$ 7,687,565
Money Market Fund	202,723	-	-	202,723
Total	$ 7,890,288	$ -	$ -	$ 7,890,288

Derivative Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Futures Contracts	$ 10,710	$ -	$ -	$ 10,710
Total	$ 10,710	$ -	$ -	$ 10,710

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

During the six months ended May 31, 2022, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 2 or Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to the Fund’s Schedule of Investments.

NOTE 4.  DERIVATIVE TRANSACTIONS

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2022, and related activity was as follows:

Type of Derivative	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Long Futures Contracts	$ 25,507	$ -	$ 25,507
Short Futures Contracts	61,443	(2,832)	58,611
Sold Shorts	19,492	-	19,492
Written Options	134,880	-	134,880
	$ 241,322	$ (2,832)	$ 238,490

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended May 31, 2022.

Average Notional Amount	Equity Contracts
Short Futures Contracts	$ 47,964
Written Options	(766,500)

Semi-Annual Report | 15

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

The Adviser consistently assesses the value of existing positions in the Fund.  Generally, the Adviser exercises patience when fundamentals are stable but prices are volatile.  The Adviser may at times write covered call options on a small portion of existing common stock positions in the Fund to generate premium. The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by Interactive Brokers, LLC. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Fund may buy or sell stock index futures to increase exposure to the broad equity market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in stock index futures in this way to achieve a desired portfolio stock, or stock equivalent, exposure.

NOTE 5.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Wrona Investment Management, LLC, (the “Adviser”) serves as the Fund’s investment adviser.  Pursuant to a management agreement (the “Management Agreement”), the Fund pays the Adviser, an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund's average daily net assets.  The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2024 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.75% for shares of the average daily net assets.  The fee waiver and expense reimbursement is subject to possible recoupment from the Fund within three years after the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limit or the expense limits in place at the time of recoupment. During the six months ended May 31, 2022, the Adviser earned $44,423 in advisory fees from the Fund. During the six months ended May 31, 2022, the Adviser waived advisory fees of $16,064. At May 31, 2022, the Fund owed the Advisor $3,867.

Semi-Annual Report | 16

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

As of November 30, 2021, Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2023	$25,810
November 30, 2024	$30,925

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Fund’s transfer agent and fund accountant. MSS receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund. The fund accounting fees range from $22,200 to $70,540 depending on the average net assets of the Fund. The Fund will receive a discount of between 10% - 50% on fund accounting fees until assets reach $10 million. For the six months ended May 31, 2022, MSS earned $14,734 from the Fund for transfer agent and accounting services. As of May 31, 2022, the Fund owed MSS $2,925 for transfer agent and accounting services.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Fund, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a monthly fee of $750 from the Fund. For the six months ended May 31, 2022, Empirical earned $4,425 for these services. As of May 31, 2022, the Fund owed Empirical $1,525.

NOTE 6.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series without par value. As of May 31, 2022, paid in capital amounted to $10,126,549 for the Fund.

Transactions in shares of beneficial interest were as follows:

	For the six months ended May 31, 2022		For the year ended November 30, 2021
	Shares	Capital	Shares	Capital
Shares sold	104,969	$ 2,988,413	62,064	$ 2,297,899
Shares reinvested	41,804	1,609,061	26,126	934,028
Shares redeemed	(17,080)	(524,962)	(16,070)	(568,946)
Net Increase	129,693	$ 4,072,512	72,120	$ 2,662,981

Semi-Annual Report | 17

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

NOTE 7.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, short sales, options purchased and written, futures, and U.S. Treasuries, for the six months ended May 31, 2022, were as follows:

Purchases	$ 31,136,507
Sales	$ 29,024,714

NOTE 8.  FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2021 is $7,923,910. As of November 30, 2021, the gross unrealized appreciation on a tax basis totaled $2,206,774 and the gross unrealized depreciation totaled $379,481 for a net unrealized appreciation of $1,827,293.

The primary reason for the difference between the book and tax cost of investments is the tax deferral of losses on wash sales.

The Fund’s tax basis net capital gains/(losses) and distributable earnings on a tax basis are determined only at the end of each fiscal year.

As of November 30, 2021, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Other Accumulated Gains	Total Distributable Earnings
$ 1,827,293	$ 1,861,314	$ 532,755	$ 4,221,362

For the year ended November 30, 2021, there was an ordinary income distribution of $890,139 and a long-term capital gain distribution of $44,439.

For the six months ended May 31, 2022, there was an ordinary income distribution of $1,185,239 and a long-term capital gain distribution of $424,454.

NOTE 9.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Semi-Annual Report | 18

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

NOTE 10.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 11.  SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

As of May 31, 2022, the Fund had 61.16% of its investments invested in the technology sector. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the

Semi-Annual Report | 19

ONE ROCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

NOTE 12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no additional events requiring accounting or disclosure.

Semi-Annual Report | 20

ONE ROCK FUND

EXPENSE ILLUSTRATION

MAY 31, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur ongoing costs which consist of, management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period, December 1, 2021 through May 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2021	May 31, 2022	December 1, 2021 to May 31, 2022

Actual	$1,000.00	$ 633.23	$7.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.21	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semi-Annual Report | 21

ONE ROCK FUND

TRUSTEES AND OFFICERS

MAY 31, 2022 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005	6	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	November 2013-Present: Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities; June 2002-November 2013: Senior Federal Security Director for U.S. Department of Homeland Security	6	None

1The “Fund Complex” consists of the MSS Series Trust.

Semi-Annual Report | 22

ONE ROCK FUND

TRUSTEES AND OFFICERS (CONTINUED)

MAY 31, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name Address and Year of Birth	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee and President	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	6	None
Brandon M. Pokersnik 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and President/owner of the Fund’s transfer agent, fund accountant, and distributor.
2The “Fund Complex” consists of the MSS Series Trust.

Each non-interested Trustee receives $300 per quarterly meeting attended.

The Statement of Additional Information includes addition information about the Trustees and is available without charge upon request, by calling toll free at 1-800-564-3899.

Semi-Annual Report | 23

ONE ROCK FUND

ADDITIONAL INFORMATION

MAY 31, 2022 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-564-3899 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.   The Fund’s N-PORT reports are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Fund at 1-800-564-3899.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the period ended May 31, 2022, the Trust’s Liquidity Program Administrator (the “Administrator”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Fund’s Prospectus and Statement of Additional Information ("SAI"), contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates.  Annual reports will, and the semi-annual reports may, contain management's discussion of market conditions and investment strategies that significantly affected the performance results of the Fund as of the latest semi-annual or annual fiscal year end.

Call the Fund at 1-800-564-3899 to request free copies of the Prospectus and SAI, the annual report and the semi-annual report, to request other information about the Fund and to make shareholder inquiries. You may also obtain this information about the Fund at the internet site www.onerockfund.com.

You also may obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Semi-Annual Report | 24

 Rev. September 2011

PRIVACY NOTICE

MSS SERIES TRUST

FACTS	WHAT DOES THE MSS SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the MSS Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does MSS Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For our affiliates to market to you	NO	We don't share
For non-affiliates to market to you	NO	We don't share
QUESTIONS?	Call 1-800-595-4866

Semi-Annual Report | 25

PRIVACY NOTICE
(continued)

What we do:
How does the MSS Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the MSS Series Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates' everyday business purposes – information about your   creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • MSS Series Trust does not share with affiliates so they can market to you.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • The MSS Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MSS Series Trust doesn't jointly market.

Semi-Annual Report | 26

INVESTMENT ADVISER

Wrona Investment Management, LLC

TRANSFER AND DIVIDEND DISBURSING AGENT

Mutual Shareholder Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

Huntington National Bank

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 1, 2022

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 1, 2022